FILM PARTICIPATION FINANCING LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Changes in film participation financing liabilities
Current film participation financing liabilities with unrelated parties	$ 15,006		$ 7,117
Bona Film Investment Fund
Changes in film participation financing liabilities
Current film participation financing liabilities with unrelated parties	$ 94,434		$ 54,380
Period over which private equity fund will be used to finance the development and production of film and TV projects	1 year	2 years